Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible assets
Schedule of intangible assets
	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Costs	6,812	21,854	53,508	82,174
Accumulated depreciation	-	(18,953)	(11,593)	(30,546)
Net book amount at June 30, 2023	6,812	2,901	41,915	51,628
Additions	20	2,723	11,270	14,013
Disposals	-	-	(331)	(331)
Transfers	-	-	38,218	38,218
Currency translation adjustment	(121)	(203)	-	(324)
Amortization charges (i)	-	(1,808)	(340)	(2,148)
Balance as of June 30, 2024	6,711	3,613	90,732	101,056
Costs	6,711	24,374	102,665	133,750
Accumulated amortization	-	(20,761)	(11,933)	(32,694)
Net book amount at June 30, 2024	6,711	3,613	90,732	101,056
Additions	1	3,182	796	3,979
Disposals	(12)	(2)	-	(14)
Transfers	-	2,446	(75,411)	(72,965)
Currency translation adjustment	(44)	(72)	-	(116)
Amortization charges (i)	-	(2,919)	(521)	(3,440)
Balance as of June 30, 2025	6,656	6,248	15,596	28,500
Costs	6,656	29,928	28,050	64,634
Accumulated amortization	-	(23,680)	(12,454)	(36,134)
Net book amount at June 30, 2025	6,656	6,248	15,596	28,500